Employees and directors, Share Based Payments to Directors (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Share based payments [Abstract]
Aggregate emoluments	$ 382,482	[1]	$ 342,957	[1]	$ 1,819,251
Company contributions to money purchase pension scheme	10,875	[1],[2]	10,363	[1],[2]	43,241
Directors [Member]
Share based payments [Abstract]
Aggregate emoluments	5,227		3,612		14,583
Aggregate gains made on the exercise of share options	8,166		3,764		77,719
Company contributions to money purchase pension scheme	463		228		749
Total	$ 13,856		$ 7,604		$ 93,051

[1]	The comparatives for the 12 months to April 30, 2017 and 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).